Supplemental Information (Tables)	6 Months Ended
Jun. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017
	(in millions)
Revenues
Net sales	$7,579	$6,525	$—	$—
Finance, interest and other income	23	29	498	502
Total Revenues	$7,602	$6,554	$498	$502
Costs and Expenses
Cost of goods sold	$6,188	$5,393	$—	$—
Selling, general and administrative expenses	545	515	48	56
Research and development expenses	262	228	—	—
Restructuring expenses	5	11	—	1
Interest expense	111	150	136	137
Other, net	124	59	178	187
Total Costs and Expenses	$7,235	$6,356	$362	$381
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	367	198	136	121
Income tax (expense) benefit	(79)	(69)	(39)	(41)
Equity in income of unconsolidated subsidiaries and affiliates	18	20	5	7
Results from intersegment investments	102	87	—	—
Net income	$408	$236	$102	$87

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(in millions, except share data)
Revenues
Net sales	$13,879	$11,815	$—	$—
Finance and interest income	50	65	1,000	1,014
Total Revenues	$13,929	$11,880	$1,000	$1,014
Costs and Expenses
Cost of goods sold	$11,444	$9,875	$—	$—
Selling, general and administrative expenses	1,072	989	111	121
Research and development expenses	489	419	—	—
Restructuring expenses	8	22	—	2
Interest expense	231	289	272	268
Interest compensation to Financial Services	—	—	—	—
Other, net	204	128	349	383
Total Costs and Expenses	$13,448	$11,722	$732	$774
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	481	158	268	240
Income taxes	(102)	(82)	(79)	(79)
Equity income of unconsolidated subsidiaries and affiliates	26	32	16	13
Results from intersegment investments	205	174	—	—
Net income	$610	$282	$205	$174

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
	(in millions)
ASSETS
Cash and cash equivalents	$4,026	$4,901	$534	$529
Restricted cash	—	—	657	770
Trade receivables	543	490	38	53
Financing receivables	1,739	1,718	20,441	20,699
Inventories, net	6,924	6,236	207	216
Property, plant and equipment, net	6,253	6,829	1	2
Investments in unconsolidated subsidiaries and affiliates	3,171	3,173	208	205
Equipment under operating leases	38	35	1,706	1,810
Goodwill	2,306	2,316	154	156
Other intangible assets, net	749	779	13	13
Deferred tax assets	755	869	186	198
Derivative assets	111	73	13	14
Other assets	1,742	1,742	320	358
Total Assets	$28,357	$29,161	$24,478	$25,023
LIABILITIES AND EQUITY
Debt	$6,983	$7,443	$20,593	$21,075
Trade payables	6,191	5,936	150	193
Deferred tax liabilities	97	94	192	215
Pension, postretirement and other postemployment benefits	1,599	2,280	28	20
Derivative liabilities	107	88	30	20
Other liabilities	8,774	9,063	645	686
Total Liabilities	$23,751	$24,904	$21,638	$22,209
Equity	4,579	4,232	2,840	2,814
Redeemable noncontrolling interest	27	25	—	—
Total Liabilities and Equity	$28,357	$29,161	$24,478	$25,023

Supplemental Information of Cash Flow
	Statements of Cash Flows
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(in millions)
Operating activities:
Net income	$610	$282	$205	$174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	361	352	3	2
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	197	152	126	128
Loss on disposal of assets	—	1	—	—
Loss on repurchase/early redemption of notes	—	17	—	—
Undistributed loss of unconsolidated subsidiaries	(94)	(2)	(16)	(13)
Other non-cash items	83	39	27	39
Changes in operating assets and liabilities:
Provisions	(52)	36	(4)	(4)
Deferred income taxes	(51)	(74)	(27)	(12)
Trade and financing receivables related to sales, net	(99)	(2)	(122)	(284)
Inventories, net	(988)	(909)	223	249
Trade payables	608	658	(31)	(45)
Other assets and liabilities	(182)	(28)	41	57
Net cash provided by operating activities	$393	$522	$425	$291
Investing activities:
Additions to retail receivables	—	—	(1,999)	(1,806)
Collections of retail receivables	—	—	2,151	2,190
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	1	2	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(158)	(165)	(3)	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(334)	(496)	(257)	(354)
Other	643	(133)	(473)	88
Net cash provided by (used in) investing activities	$152	$(792)	$(581)	$118
Financing activities:
Proceeds from long-term debt	1	713	7,257	6,682
Payments of long-term debt	(1,175)	(973)	(7,672)	(7,131)
Net increase (decrease) in other financial liabilities	298	(67)	567	157
Dividends paid	(238)	(165)	(91)	(169)
Other	(134)	(5)	39	29
Net cash provided by (used in) financing activities	$(1,248)	$(497)	$100	$(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(172)	209	(52)	18
Decrease in cash and cash equivalents and restricted cash	(875)	(558)	(108)	(5)
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$4,026	$4,091	$1,191	$1,200